Business Segments Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 29, 2013 Fixed Rate And Floating Rate Notes [Member]	Sep. 27, 2013 Fixed Rate And Floating Rate Notes [Member]	Sep. 30, 2011 Fixed Rate And Floating Rate Notes [Member]	Sep. 27, 2013 Food and Support Services - North America	Sep. 28, 2012 Food and Support Services - North America	Sep. 30, 2011 Food and Support Services - North America	Apr. 01, 2011 Food and Support Services - International	Sep. 27, 2013 Food and Support Services - International Country	Sep. 28, 2012 Food and Support Services - International	Sep. 30, 2011 Food and Support Services - International	Dec. 28, 2012 Uniform and Career Apparel	Sep. 27, 2013 Uniform and Career Apparel	Sep. 28, 2012 Uniform and Career Apparel	Sep. 30, 2011 Uniform and Career Apparel	Sep. 27, 2013 Corporate	Sep. 30, 2011 Corporate
Segment Reporting Information [Line Items]
Severance costs							$ 43.5		$ 6.2		$ 14.6	$ 2.9	$ 11.4	$ 3.7	$ 8.5	$ 2.6	$ 3.9	$ 1.1	$ 1.3
Asset write-offs							6.8
Transition and integration costs								4.9
Favorable Risk Insurance Adjustment								1.7	0.9						6.5	5.7	4.8
Income from Investment							14.0	6.7
Compensation Agreement Signed with the National Park Service (NPS)									7.8
Number of Countries in International Segment											19
Asset impairment charges										5.3	16.9		5.3
Favorable Non-Income Tax Settlements in the UK												1.5	5.3
Pretax gain on sale of business													7.7
Percentage ownership sold in Chilean subsidiary													67.00%
Land Sales													1.7
Gain on Settlement of an Eminent Domain Claim																	2.6
Charges in connection with the tender offer and Satisfaction and Discharge				39.8	39.8
Third party costs for the tender offer premium				12.9	12.9
Write off of Deferred Debt Issuance Cost				26.9	26.9	2.1
Charges Related to Senior Secured Credit Agreement	11.6	11.1
Hedge ineffectiveness related to the repayment of Canadian subsidiary's term loan	3.2
Favorable Adjustment Related to Non-Income Tax Settlement in the UK			$ 14.1